Net Loss Per Share - Summary of weighted-average number of potentially dilutive shares (Detail) - shares	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Convertible Preferred Stock Series A, B, C, D1, D2, E, F, G, G1, H1 and Acquisition [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total weighted average number of potentially dilutive shares	498,988,499	343,135,729	469,472,111	282,743,534	310,157,467	190,353,521	171,369,355
Convertible Preferred Stock Series Junior [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total weighted average number of potentially dilutive shares	1,500	1,500	1,500	1,500	1,500	1,500	1,500
Convertible notes [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total weighted average number of potentially dilutive shares	593,329	785,302	688,785	785,302	785,302	5,666,996	3,848,814
Stock options not subject to performance conditions [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total weighted average number of potentially dilutive shares	15,936,465	5,957,464	14,317,839	7,771,586	6,798,047	15,339,168	16,023,662
Unvested Restricted Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total weighted average number of potentially dilutive shares						489,220	955,301
Vested RSUs with nonforfeitable dividend rights [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total weighted average number of potentially dilutive shares	549,753	573,973	622,067	553,742	594,412	432,472	272,185
Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total weighted average number of potentially dilutive shares	6,364,895	135,611,308	35,741,210	135,803,608	135,722,164	14,695,807	1,178,715
WeWork Partnerships Profits Interest Units not subject to performance conditions [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total weighted average number of potentially dilutive shares						550,387